Significant Accounting Policies (Details)	1 Months Ended
Aug. 31, 2022 USD ($)
Significant Accounting Policies (Details) [Line Items]
Eligible employees, percentage	100.00%
Employee contributions percentage	3.00%
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Eligible employees	$ 20,500
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Eligible employees	$ 27,000